Accounts payable, other payables and accrued liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Accounts Payable, Other Payables and Accrued Liabilities [Abstract]
Schedule of Accounts Payable, Other Payables and Accrued Liabilities

Accounts payable, other payables and accrued liabilities consist of the following:

	June 30, 2025 (Audited)	December 31, 2025 (Unaudited)
	SGD	SGD	USD
Accounts payables	28,816	5,329	4,144
Salary payables	92,518	56,035	43,577
Other payables	71,088	338,990	263,621
Accrued expenses	468,917	—	—
Total accounts payable, other payables and accrued liabilities	661,339	400,354	311,342